UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8644
Variable Insurance Funds
(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, OH		43219
(Address of principal executive offices)		(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

AmSouth Value Fund

Schedule of Portfolio Investments

March 31, 2005 (Unaudited)

Shares or Principal Amount		Value

	Common Stocks - 97.1%
32,000	ACE Ltd.	$1,320,640
15,000	AFLAC, Inc.	558,900
44,000	Alcoa, Inc.	1,337,160
18,000	American Electric Power Co., Inc.	613,080
23,000	American International Group, Inc.	1,274,430
7,000	Archer-Daniels-Midland Co.	172,060
38,000	Bank of America Corp.	1,675,800
24,000	BellSouth Corp.	630,960
25,000	Bristol-Myers Squibb Co.	636,500
13,000	Caremark Rx, Inc. *	517,140
12,200	Caterpillar, Inc.	1,115,568
22,400	ChevronTexaco Corp.	1,306,144
7,000	Chubb Corp.	554,890
15,000	CIT Group, Inc.	570,000
41,400	Citigroup, Inc.	1,860,516
13,000	ConocoPhillips	1,401,920
7,000	Constellation Energy Group	361,900
20,586	Costco Wholesale Corp.	909,489
11,000	Darden Restaurants, Inc.	337,480
8,500	Dominion Resources, Inc.	632,655
17,000	Dow Chemical Co.	847,450
23,000	Eastman Chemical Co.	1,357,000
6,000	Eli Lilly & Co.	312,600
77,000	EMC Corp. *	948,640
4,100	Entergy Corp.	289,706
3,600	Exelon Corp.	165,204
10,000	Exxon Mobil Corp.	596,000
5,800	Freddie Mac	366,560
18,000	Genuine Parts Co.	782,820
5,000	Golden West Financial Corp.	302,500
7,000	Goldman Sachs Group, Inc.	769,930
21,000	Halliburton Co.	908,250
48,000	Health Management Associates, Inc., Class A	1,256,640
78,000	Hewlett-Packard Co.	1,711,320
20,500	Home Depot, Inc.	783,920
15,223	Honeywell International, Inc.	566,448
5,887	IBM Corp.	537,954
12,000	Ingersoll-Rand Co.	955,800
3,800	International Paper Co.	139,802
34,000	J.P. Morgan Chase & Co.	1,176,400
17,000	Kohl’s Corp. *	877,710
26,300	Lincoln National Corp.	1,187,182
17,000	Lockheed Martin Corp.	1,038,020
11,000	Merrill Lynch & Co., Inc.	622,600
12,000	MetLife, Inc.	469,200
9,000	Molson Coors Brewing Co., Class B	694,530
30,000	Nokia Corp. - ADR	462,900
53,000	Office Depot, Inc. *	1,175,540
43,000	Pfizer, Inc.	1,129,610
43,000	Pier 1 Imports, Inc.	783,890
18,600	Prudential Financial, Inc.	1,067,640
21,000	Raytheon Co.	812,700
55,000	SBC Communications, Inc.	1,302,950
51,000	Sprint Corp.	1,160,250
50,800	St. Paul Travelers Cos., Inc.	1,865,884

See notes to schedules of portfolio investments.

11,000	Staples, Inc.	345,730
6,000	SunTrust Banks, Inc.	432,420
12,500	Texas Instruments, Inc.	318,625
17,500	Time Warner, Inc. *	307,125
34,000	Tyco International, Ltd.	1,149,200
27,000	U.S. Bancorp	778,140
5,000	United Technologies Corp.	508,300
26,000	Verizon Communications, Inc.	923,000
38,000	Viacom, Inc., Class B	1,323,540
14,000	Wachovia Corp.	712,740
35,900	Washington Mutual, Inc.	1,418,050
4,000	WellPoint, Inc. *	501,400
13,000	Wells Fargo & Co.	777,400
5,000	Weyerhaeuser Co.	342,500
18,000	XL Capital, Ltd., Class A	1,302,660
	Total Common Stocks	58,353,612

	Investment Companies - 3.2%
1,930,046	First American Treasury Obligations Fund, Class A	1,930,046

	Total Investment Companies	1,930,046

TOTAL INVESTMENTS - 100.3%
(Cost $51,899,331)		60,283,658

Percentages indicated are based on net assets of $60,081,409.

See notes to schedules of portfolio investments.

AmSouth Select Equity Fund

Schedule of Portfolio Investments

March 31, 2005 (Unaudited)

Shares		Value

COMMON STOCKS - 98.6%
154,500	American Power Conversion Corp.	4,033,995
113,000	Automatic Data Processing, Inc.	5,079,350
45,400	Briggs & Stratton Corp.	1,653,014
40,200	Gannett Co., Inc.	3,179,016
65,100	General Mills, Inc.	3,199,665
42,200	Gillette Co.	2,130,256
83,800	H.J. Heinz Co.	3,087,192
52,000	Harley-Davidson, Inc.	3,003,520
116,300	Home Depot, Inc.	4,447,312
74,400	International Flavors & Fragrances, Inc.	2,938,800
41,238	J.M. Smucker Co.	2,074,271
65,100	Kimberly-Clark Corp.	4,279,023
161,900	McDonald’s Corp.	5,041,566
1,972	Neenah Paper, Inc.	66,299
57,700	Pfizer, Inc.	1,515,779
107,700	Pitney Bowes, Inc.	4,859,424
51,400	Snap-on, Inc.	1,634,006
89,200	SYSCO Corp.	3,193,360
66,800	Tribune Co.	2,663,316
112,500	Walt Disney Co.	3,232,125
147,100	Waste Management, Inc.	4,243,835
	Total Common Stocks	65,555,124

INVESTMENT COMPANIES- 0.8%
541,099	BNY Hamilton Money Fund	541,099
1,520	BNY Hamilton Treasury Money Fund	1,520
	Total Investment Companies	542,619

	TOTAL (Cost $55,947,631) — 99.4%	$66,097,743

Percentages indicated are based on net assets of $66,470,288.

See notes to schedules of portfolio investments.

AmSouth Capital Growth Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

Share	Security Description	Value

COMMON STOCKS — 97.4%
3,400	3M Co.	$291,346
4,800	Abbott Laboratories	223,776
6,500	American Express Co.	333,905
2,100	American International Group, Inc.	116,361
3,400	American Power Conversion Corp.	88,774
5,000	Amgen, Inc. *	291,050
2,600	Apollo Group, Inc., Class A *	192,556
11,200	Applied Materials, Inc. *	182,000
3,500	Barr Laboratories, Inc. *	170,905
2,300	Bed Bath & Beyond, Inc. *	84,042
3,300	Best Buy Co., Inc.	178,233
9,800	Chico’s FAS, Inc. *	276,948
2,100	Cintas Corp.	86,751
23,700	Cisco Systems, Inc. *	423,993
6,900	Citigroup, Inc.	310,086
10,100	Dell, Inc. *	388,042
3,800	eBay, Inc. *	141,588
1,300	Electronic Arts, Inc. *	67,314
2,900	Eli Lilly & Co.	151,090
8,000	EMC Corp. *	98,560
4,700	First Data Corp.	184,757
3,300	Flextronics International, Ltd. *	39,732
2,400	Genentech, Inc. *	135,864
14,800	General Electric Co.	533,688
1,500	Goldman Sachs Group, Inc.	164,985
1,000	Guidant Corp.	73,900
1,500	Harley-Davidson, Inc.	86,640
5,800	Home Depot, Inc.	221,792
4,800	IBM Corp.	438,624
2,200	Illinois Tool Works, Inc.	196,966
18,500	Intel Corp.	429,755
8,100	Johnson & Johnson	543,996
1,900	Kohl’s Corp. *	98,097
3,700	Linear Technology Corp.	141,747
4,500	Lowe’s Cos., Inc.	256,905
5,200	Medtronic, Inc.	264,940
1,100	Mercury Interactive Corp. *	52,118
21,200	Microsoft Corp.	512,403
2,200	Network Appliance, Inc. *	60,852
1,750	Nike, Inc., Class B	145,793
16,700	Oracle Corp. *	208,416
4,600	Paychex, Inc.	150,972
7,400	PepsiCo, Inc.	392,422
8,000	Pfizer, Inc.	210,160
6,400	Procter & Gamble Co.	339,200
4,200	QUALCOMM, Inc.	153,930
3,000	Schlumberger Ltd.	211,440
5,600	Staples, Inc.	176,008
4,000	Starbucks Corp. *	206,640
6,300	Stryker Corp.	281,043
6,700	SYSCO Corp.	239,860
1,300	T. Rowe Price Group, Inc.	77,194
4,900	Target Corp.	245,098

See notes to portfolio of investments.

Share	Security Description	Value
7,400	Texas Instruments, Inc.	$188,626
3,200	Tyco International, Ltd.	108,160
3,900	United Parcel Service, Inc., Class B	283,686
2,800	United Technologies Corp.	284,648
2,900	UnitedHealth Group, Inc.	276,602
8,700	Wal-Mart Stores, Inc.	435,957
5,400	Walgreen Co.	239,868
5,100	Walt Disney Co.	146,523
6,000	Williams-Sonoma, Inc. *	220,500
3,800	Wyeth	160,284
4,900	Yahoo!, Inc. *	166,110
	Total Common Stocks	14,084,221

	INVESTMENT COMPANIES — 2.6%
369,958	AIM Liquid Assets Money Market Fund	369,958
5,483	AIM Prime Money Market Fund	5,483
	Total Investment Companies	375,441
	TOTAL (Cost $13,440,477) – 100.0%	$14,459,662

Percentages indicated are based on net assets of $14,460,967.

See notes to portfolio of investments.

AmSouth Variable Insurance Funds

Notes to Schedule of Portfolio Investments

March 31, 2005 (Unaudited)

The following are used in these Schedules of Portfolio Investments:

*  Represents non-income producing security.

ADR – American Depository Receipt

BNY – Bank of New York

	Cost of			Net
	Investments for	Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	Depreciation
Value Fund	$51,901,101	$9,349,743	$(967,186)	$8,382,557
Select Equity Fund	56,052,627	11,501,675	(1,456,559)	10,045,116
Capital Growth Fund	13,481,087	1,558,833	(580,258)	978,575

The investment concentrations for the AmSouth Variable Insurance Funds as a percentage of net assets, by industry, as of March 31, 2005, were as follows:

	Value Fund	Select Equity Fund	Capital Growth Fund
Consumer Discretionary	11.2%	34.9%	17.2%
Consumer Staples	3.0%	27.0%	11.4%
Energy	7.0%	—	1.5%
Financials	35.1%	—	6.9%
Health Care	7.2%	2.3%	19.2%
Industrials	10.2%	29.9%	14.3%
Information Technology	6.6%	—	26.9%
Investment Companies	3.2%	0.8%	2.6%
Materials	6.7%	4.5%	—
Telecommunication Services	6.7%	—	—
Utilities	3.4%	—	—

Securities Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depository Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq official closing price (“NOCP”), if applicable.  Investments for market quotations are not readily available are valued at fair value using guidelines adopted by the Board of Trustees.

Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions and Related Income

Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Net realized gains or losses from sales of securities are determined on the specific identification cost method.  Interest income and expenses are recognized on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest income includes premium amortization and discount accretion for financial reporting.

AmSouth Enhanced Market Fund

Schedule of Portfolio Investments

March 31, 2005 (Unaudited)

Shares		Value
		$
COMMON STOCKS — 99.9%
700	3M Co.	59,983
1,300	Abbott Laboratories	60,606
400	ACE Ltd.	16,508
1,100	ADC Telecommunications, Inc. *	2,189
200	Adobe Systems, Inc.	13,434
500	Advanced Micro Devices, Inc. *	8,060
400	AES Corp. *	6,552
400	Aetna, Inc.	29,980
700	AFLAC, Inc.	26,082
600	Agilent Technologies, Inc. *	13,320
300	Air Products and Chemicals, Inc.	18,987
150	Alberto-Culver Co.	7,179
1,100	Alcoa, Inc.	33,429
100	Allegheny Energy, Inc. *	2,066
100	Allegheny Technologies, Inc.	2,411
200	Allergan, Inc.	13,894
200	ALLTEL Corp.	10,970
400	Altera Corp. *	7,912
1,600	Altria Group, Inc.	104,624
200	Ambac Financial Group, Inc.	14,950
100	Amerada Hess Corp.	9,621
100	Ameren Corp.	4,901
300	American Electric Power Co., Inc.	10,218
800	American Express Co.	41,096
2,500	American International Group, Inc.	138,525
100	American Standard Cos., Inc.	4,648
200	AmerisourceBergen Corp.	11,458
200	Anadarko Petroleum Corp.	15,220
500	Analog Devices, Inc.	18,070
800	Anheuser-Busch Cos., Inc.	37,912
200	Aon Corp.	4,568
330	Apache Corp.	20,206
100	Apartment Investment & Management Co., Class A	3,720
900	Apple Computer, Inc. *	37,503
300	Applera Corp. - Applied Biosystems Group	5,922
1,600	Applied Materials, Inc. *	26,000
400	Applied Micro Circuits Corp. *	1,316
825	Archer-Daniels-Midland Co.	20,279
100	Archstone-Smith Trust	3,411
100	Ashland, Inc.	6,747
600	AT&T Corp.	11,250
300	Autodesk, Inc.	8,928
400	Automatic Data Processing, Inc.	17,980
600	Avaya, Inc. *	7,008
100	Avery Dennison Corp.	6,193
600	Avon Products, Inc.	25,764
200	Ball Corp.	8,296
676	Bank of America Corp.	29,812
1,000	Bank of New York Co., Inc.	29,050
400	Baxter International, Inc.	13,592
400	Becton, Dickinson & Co.	23,368
1,300	BellSouth Corp.	34,177

See notes to schedules of  portfolio investments.

Shares		Value
		$
100	Bemis Co., Inc.	3,112
400	Best Buy Co., Inc.	21,604
200	Biomet, Inc.	7,260
200	BJ Services Co.	10,376
100	Black & Decker Corp.	7,899
300	BMC Software, Inc. *	4,500
600	Boeing Co.	35,076
1,000	Boston Scientific Corp. *	29,290
300	Broadcom Corp., Class A *	8,976
100	Brunswick Corp.	4,685
500	Burlington Northern Santa Fe Corp.	26,965
500	Burlington Resources, Inc.	25,035
100	C.R. Bard, Inc.	6,808
300	Calpine Corp. *	840
200	Capital One Financial Corp.	14,954
600	Cardinal Health, Inc.	33,480
200	Caterpillar, Inc.	18,288
1,400	Cendant Corp.	28,756
200	CenterPoint Energy, Inc.	2,406
100	Centex Corp.	5,727
200	CenturyTel, Inc.	6,568
800	Charles Schwab Corp.	8,408
2,070	ChevronTexaco Corp.	120,702
300	Chubb Corp.	23,781
800	CIENA Corp. *	1,376
200	CIGNA Corp.	17,860
100	Cinergy Corp.	4,052
100	Circuit City Stores, Inc.	1,605
5,200	Cisco Systems, Inc. *	93,028
100	CIT Group, Inc.	3,800
4,000	Citigroup, Inc.	179,759
200	Citrix Systems, Inc. *	4,764
200	Clorox Co.	12,598
100	CMS Energy Corp. *	1,304
200	Coach, Inc. *	11,326
1,600	Coca-Cola Co.	66,672
300	Coca-Cola Enterprises, Inc.	6,156
600	Colgate-Palmolive Co.	31,302
300	Comcast Corp., Class A *	10,134
200	Comerica, Inc.	11,016
200	Compass Bancshares, Inc.	9,080
200	Computer Sciences Corp. *	9,170
500	Compuware Corp. *	3,600
800	ConocoPhillips	86,272
200	Consolidated Edison, Inc.	8,436
100	Constellation Energy Group	5,170
100	Convergys Corp. *	1,493
100	Cooper Industries, Ltd., Class A	7,152
1,000	Corning, Inc. *	11,130
398	Countrywide Financial Corp.	12,919
200	CSX Corp.	8,330
100	Cummins, Inc.	7,035
100	Dana Corp.	1,279
150	Darden Restaurants, Inc.	4,602
300	Deere & Co.	20,139

See notes to schedules of  portfolio investments.

Shares		Value
		$
1,700	Dell, Inc. *	65,314
500	Devon Energy Corp.	23,875
200	Dollar General Corp.	4,382
200	Dominion Resources, Inc.	14,886
300	Dover Corp.	11,337
900	Dow Chemical Co.	44,865
100	DTE Energy Co.	4,548
600	Duke Energy Corp.	16,806
200	Dynergy, Inc., Class A *	782
500	E*TRADE Financial Corp. *	6,000
100	Eastman Chemical Co.	5,900
200	Eaton Corp.	13,080
1,200	eBay, Inc. *	44,712
200	Edison International	6,944
446	El Paso Energy Corp.	4,719
1,000	Eli Lilly & Co.	52,100
2,800	EMC Corp. *	34,496
600	Emerson Electric Co.	38,958
200	Engelhard Corp.	6,006
100	Entergy Corp.	7,066
200	EOG Resources, Inc.	9,748
300	Equity Office Properties Trust	9,039
200	Equity Residential Property	6,442
500	Exelon Corp.	22,944
5,100	Exxon Mobil Corp.	303,960
700	Fannie Mae	38,115
100	Federated Department Stores, Inc.	6,364
100	Federated Investors, Inc., Class B	2,831
400	FedEx Corp.	37,580
800	First Data Corp.	31,448
266	FirstEnergy Corp.	11,159
500	Forest Laboratories, Inc. *	18,475
200	Fortune Brands, Inc.	16,126
300	FPL Group, Inc.	12,045
100	Franklin Resources, Inc.	6,865
1,000	Freddie Mac	63,200
253	Freescale Semiconductor, Inc., Class B *	4,364
200	Gateway, Inc. *	806
100	General Dynamics Corp.	10,705
8,400	General Electric Co.	302,904
100	General Motors Corp.	2,939
100	Genuine Parts Co.	4,349
200	Georgia-Pacific Corp.	7,098
300	Gilead Sciences, Inc. *	10,740
700	Gillette Co.	35,336
200	Goodrich Corp.	7,658
100	Goodyear Tire & Rubber Co. *	1,335
200	Guidant Corp.	14,780
500	H.J. Heinz Co.	18,420
400	Halliburton Co.	17,300
100	Harrah’s Entertainment, Inc.	6,458
100	Hercules, Inc. *	1,448
2,700	Hewlett-Packard Co.	59,238
400	Hilton Hotels Corp.	8,940
1,500	Home Depot, Inc.	57,359

See notes to schedules of  portfolio investments.

Shares		Value
		$
1,000	Honeywell International, Inc.	37,210
140	Hospira, Inc. *	4,518
200	Humana, Inc. *	6,388
200	Huntington Bancshares, Inc.	4,780
1,300	IBM Corp.	118,794
200	IMS Health, Inc.	4,878
200	Ingersoll-Rand Co.	15,930
4,700	Intel Corp.	109,181
100	International Flavors & Fragrances, Inc.	3,950
200	International Game Technology	5,332
300	International Paper Co.	11,037
100	ITT Industries, Inc.	9,024
400	J.C. Penney Co., Inc.	20,768
2,856	J.P. Morgan Chase & Co.	98,818
100	Jabil Circuit, Inc. *	2,852
2,000	JDS Uniphase Corp. *	3,340
2,100	Johnson & Johnson	141,036
200	Jones Apparel Group, Inc.	6,698
100	KB Home	11,746
100	Kerr-McGee Corp.	7,833
100	KeySpan Corp.	3,897
500	Kimberly-Clark Corp.	32,865
100	Kinder Morgan, Inc.	7,570
133	King Pharmaceuticals, Inc. *	1,105
100	KLA-Tencor Corp. *	4,601
200	Kohl’s Corp. *	10,326
200	L-3 Communications Holdings, Inc.	14,204
200	Laboratory Corporation of America Holdings *	9,640
100	Leggett & Platt, Inc.	2,888
200	Lehman Brothers Holdings, Inc.	18,832
100	Lexmark International, Inc., Class A *	7,997
235	Limited Brands	5,711
200	Lincoln National Corp.	9,028
200	Liz Claiborne, Inc.	8,026
600	Lockheed Martin Corp.	36,636
100	Loews Corp.	7,354
100	Louisiana Pacific Corp.	2,514
200	Lowe’s Cos., Inc.	11,418
500	LSI Logic Corp. *	2,795
100	Manor Care, Inc.	3,636
500	Marathon Oil Corp.	23,460
700	Marsh & McLennan Cos., Inc.	21,294
300	Mattel, Inc.	6,405
400	Maxim Integrated Products, Inc.	16,348
200	May Department Stores Co.	7,404
1,450	MBNA Corp.	35,598
200	McCormick & Co., Inc.	6,886
1,300	McDonald’s Corp.	40,482
400	McKesson Corp.	15,100
300	MeadWestvaco Corp.	9,546
168	Medco Health Solutions, Inc. *	8,328
800	Medtronic, Inc.	40,760
300	Mellon Financial Corp.	8,562
1,900	Merck & Co., Inc.	61,503
800	Merrill Lynch & Co., Inc.	45,280

See notes to schedules of  portfolio investments.

Shares		Value
		$
1,000	MetLife, Inc.	39,100
8,600	Microsoft Corp.	207,862
100	Millipore Corp. *	4,340
419	Monsanto Co.	27,026
900	Morgan Stanley Dean Witter & Co.	51,525
2,600	Motorola, Inc.	38,922
200	Mylan Laboratories, Inc.	3,544
100	Nabors Industries, Ltd. *	5,914
200	National Semiconductor Corp.	4,122
100	National-Oilwell Varco, Inc. *	4,670
300	NCR Corp. *	10,122
500	Newmont Mining Corp.	21,125
2,000	News Corp., Class A	33,840
800	Nextel Communications, Inc., Class A *	22,736
200	Nike, Inc., Class B	16,662
200	NiSource, Inc.	4,558
200	Nordstrom, Inc.	11,076
500	Norfolk Southern Corp.	18,525
650	North Fork Bancorporation, Inc.	18,031
400	Northrop Grumman Corp.	21,592
300	Novell, Inc. *	1,788
100	Novellus Systems, Inc. *	2,673
200	NVIDIA Corp. *	4,752
600	Occidental Petroleum Corp.	42,702
400	Office Depot, Inc. *	8,872
100	OfficeMax, Inc.	3,350
4,200	Oracle Corp. *	52,416
200	Pactiv Corp. *	4,670
100	Pall Corp.	2,712
200	Parametric Technology Corp. *	1,118
200	Parker Hannifin Corp.	12,184
100	Pepsi Bottling Group, Inc.	2,785
1,430	PepsiCo, Inc.	75,833
200	PerkinElmer, Inc.	4,126
5,620	Pfizer, Inc.	147,637
300	PG&E Corp.	10,230
100	Phelps Dodge Corp.	10,173
100	Pinnacle West Capital Corp.	4,251
200	Pitney Bowes, Inc.	9,024
100	Plum Creek Timber Co., Inc.	3,570
400	PNC Financial Services Group	20,592
100	PPG Industries, Inc.	7,152
100	PPL Corp.	5,399
500	Praxair, Inc.	23,930
200	Principal Financial Group, Inc.	7,698
1,800	Procter & Gamble Co.	95,400
200	Progress Energy, Inc.	8,390
300	Progressive Corp.	27,528
100	ProLogis	3,710
400	Prudential Financial, Inc.	22,960
200	Public Service Enterprise Group, Inc.	10,878
100	Pulte Homes, Inc.	7,363
100	QLogic Corp. *	4,050
1,500	QUALCOMM, Inc.	54,975
1,200	Qwest Communications International, Inc. *	4,440

See notes to schedules of  portfolio investments.

Shares		Value
		$
300	R.R. Donnelley & Sons Co.	9,486
200	RadioShack Corp.	4,900
600	Raytheon Co.	23,220
100	Reebok International, Ltd.	4,430
700	Regions Financial Corp.	22,680
200	Rockwell Automation	11,328
100	Rockwell Collins, Inc.	4,759
100	Rohm & Haas Co.	4,800
100	Rowan Cos., Inc.	2,993
100	Ryder System, Inc.	4,170
700	Sanmina-SCI Corp. *	3,654
2,300	SBC Communications, Inc.	54,487
600	Schlumberger Ltd.	42,288
200	Scientific-Atlanta, Inc.	5,644
31	Sears Holdings Corp. *	4,192
200	Sempra Energy	7,968
200	Sherwin-Williams Co.	8,798
700	Siebel Systems, Inc. *	6,391
100	Simon Property Group, Inc.	6,058
100	Snap-on, Inc.	3,179
1,300	Solectron Corp. *	4,511
500	Southern Co.	15,915
1,000	Sprint Corp.	22,750
500	St. Jude Medical, Inc. *	18,000
100	Stanley Works	4,527
100	Starwood Hotels & Resorts Worldwide, Inc.	6,003
4,600	Sun Microsystems, Inc. *	18,584
100	Sunoco, Inc.	10,352
500	SunTrust Banks, Inc.	36,035
100	SUPERVALU, Inc.	3,335
500	Symantec Corp. *	10,665
900	Target Corp.	45,018
100	TECO Energy, Inc.	1,568
100	Tektronix, Inc.	2,453
600	Tellabs, Inc. *	4,380
100	Temple-Inland, Inc.	7,255
100	Teradyne, Inc. *	1,460
1,500	Texas Instruments, Inc.	38,235
200	Textron, Inc.	14,924
200	Thermo Electron Corp. *	5,058
500	Time Warner, Inc. *	8,775
200	Toys R Us, Inc. *	5,152
200	Tribune Co.	7,974
200	TXU Corp.	15,926
1,400	Tyco International, Ltd.	47,320
400	Union Pacific Corp.	27,880
500	Unisys Corp. *	3,530
200	United States Steel Corp.	10,170
700	United Technologies Corp.	71,162
800	UnitedHealth Group, Inc.	76,304
400	Unocal Corp.	24,676
200	UST, Inc.	10,340
100	V.F. Corp.	5,914
300	Valero Energy Corp.	21,981
300	Veritas Software Corp. *	6,966

See notes to schedules of  portfolio investments.

Shares		Value
		$
1,900	Verizon Communications, Inc.	67,450
1,612	Viacom, Inc., Class B	56,146
100	Visteon Corp.	571
100	W. W. Grainger, Inc.	6,227
2,400	Wal-Mart Stores, Inc.	120,263
300	Walt Disney Co.	8,619
200	Waters Corp. *	7,158
200	Watson Pharmaceuticals, Inc. *	6,146
200	WellPoint, Inc. *	25,070
1,200	Wells Fargo & Co.	71,760
200	Wendy’s International, Inc.	7,808
200	Weyerhaeuser Co.	13,700
400	Williams Cos., Inc.	7,524
1,200	Wyeth	50,616
300	Xcel Energy, Inc.	5,154
500	XTO Energy, Inc.	16,420
200	YUM! Brands, Inc.	10,362
200	Zimmer Holdings, Inc. *	15,562
100	Zions Bancorporation	6,902
	Total Common Stocks	7,573,960

	INVESTMENT COMPANIES — 0.8%
62,202	BNY Hamilton Money Fund	62,202
	Total Investment Companies	62,202
	TOTAL (Cost $7,115,351) — 100.0%	$7,636,162

Percentages indicated are based on net assets of $7,635,146.

See notes to schedules of  portfolio investments.

AmSouth International Equity Fund

Schedule of Portfolio Investments

 March 31, 2005 (Unaudited)

Shares		Value
		$
COMMON STOCKS– 98.4%

	Australia - 6.2%
22,200	AXA Asia Pacific Holdings, Ltd.	72,081
4,184	BHP Steel, Ltd.	28,140
8,108	Boral Ltd.	38,235
11,806	CSR Ltd.	22,452
18,497	Insurance Australia Group, Ltd.	90,658
3,963	Lend Lease Corp., Ltd.	38,602
8,110	Mirvac Group	27,649
8,533	Origin Energy, Ltd.	47,034
8,249	Publishing & Broadcasting, Ltd.	98,142
11,348	Qantas Airways, Ltd.	31,143
8,411	QBE Insurance Group, Ltd.	96,819
11,806	Rinker Group, Ltd.	98,570
7,310	Santos Ltd.	50,860
10,575	WMC Resources, Ltd.	65,156
		805,541

	Austria - 0.5%
214	Bank Austria Creditanstalt	21,085
554	Voestalpine AG	42,777
		63,862

	Belgium - 1.8%
2,835	KBC Groupe SA *	239,083

	Denmark - 0.9%
300	Danisco A/S *	20,302
2,480	Danske Bank A/S	71,941
730	TDC A/S	30,764
		123,007

	Finland - 2.7%
9,386	Fortum Oyj	182,768
1,800	Kesko Oyj, Class B	46,251
3,480	M-real Oyj, Class B	20,573
2,588	Metso Oyj	46,368
3,200	Outokumpu Oyj	57,209
		353,169

	France - 11.1%
1,000	Air France	17,981
800	Assurances Generales de France	62,851
9,600	AXA	255,759
1,542	BNP Paribas SA	109,250
500	Cap Gemini SA *	17,437
1,800	Compagnie de Saint-Gobain	109,678
600	Compagnie Gernerale des Etablissements Michelin	39,437
3,500	France Telecom SA	104,816
567	Lafarge SA	54,910
600	Lagardere S.C.A.	45,427
1,100	PSA Peugeot Citroen	69,906
1,650	Renault SA	147,384
1,200	Schneider Electric SA	94,043
300	Societe Generale	31,173
1,600	Suez SA	43,063
1,100	Thomson	29,662

See notes to schedules of  portfolio investments.

Shares		Value
		$
175	Unibail	20,748
1,200	Veolia Environnement	42,564
5,000	Vivendi Universal SA *	153,174
		1,449,263

	Germany - 7.3%
400	Allianz AG	50,804
1,600	BASF AG	113,359
3,100	Bayer AG	102,483
3,220	Bayerische Hypo-und Vereinsbank AG *	78,689
2,600	Commerzbank AG *	56,392
4,600	DaimlerChrysler AG	206,161
1,700	Deutsche Bank AG	146,672
1,150	Deutsche Lufthansa AG *	16,579
480	E.On AG	41,133
300	Hypo Real Estate Holding AG *	12,391
310	Lanxess AG *	6,354
300	Linde AG	20,602
1,400	ThyssenKrupp AG	28,895
1,450	Volkswagen AG	69,027
		949,541

	Greece - 0.6%
1,000	Commercial Bank of Greece	26,421
3,100	Hellenic Petroleum SA	31,027
1,140	Hellenic Telecommunications Organization SA *	20,129
		77,577

	Hong Kong - 2.0%
3,000	Cheung Kong Holdings, Ltd.	26,637
13,000	Henderson Land Development Co., Ltd.	57,839
4,000	Hutchison Whampoa, Ltd.	33,977
1,900	i-CABLE Communications, Ltd.	688
3,000	Sun Hung Kai Properties, Ltd.	27,214
7,500	Swire Pacific, Ltd.	59,380
19,000	Wharf Ltd.	60,051
		265,786

	Ireland - 0.9%
965	Allied Irish Banks PLC *	20,205
2,694	CRH PLC	70,795
1,378	Irish Life & Permanent PLC	24,474
		115,474

	Italy - 3.7%
24,375	Banca Nazionale del Lavoro S.p.A. *	78,369
4,000	Banca Popolare di Milano S.c.r.l.	38,245
15,000	Capitalia S.p.A.	78,126
5,000	Fiat S.p.A. *	36,365
2,000	Italcementi S.p.A.	33,655
26,664	Pirelli & C. S.p.A.	33,185
47,155	Telecom Italia S.p.A.	178,814
		476,759

	Japan - 18.4%
2,000	Aisin Seiki Co., Ltd.	45,520
3,000	Amada Co., Ltd.	18,469
5,000	Bank of Fukuoka, Ltd.	31,388
7,000	Chiba Bank, Ltd.	45,315

See notes to schedules of  portfolio investments.

Shares		Value
		$
4,000	Daiwa House Industry Co., Ltd.	45,968
1,700	Denso Corp.	42,339
6,000	Fuji Heavy Industries, Ltd.	29,327
3,000	Fuji Photo Film Co., Ltd.	109,696
18,000	Fujitsu Ltd.	108,129
5,000	Furukawa Electric Co., Ltd. *	22,900
4,000	Gunma Bank, Ltd.	23,096
4,000	Hachijuni Bank, Ltd.	27,387
29,000	Hitachi Ltd.	180,160
7,000	Joyo Bank, Ltd.	37,675
8,000	Kirin Brewery Co., Ltd.	77,981
3,000	Kuraray Co., Ltd.	26,780
3,000	Marui Co., Ltd.	40,325
22,000	Matsushita Electric Industrial Co., Ltd.	324,238
2,000	Matsushita Electric Works, Ltd.	17,219
30,000	Mitsubishi Heavy Industries, Ltd.	79,754
9,000	Mitsubishi Materials Corp.	21,492
7,000	Mitsui Trust Holdings, Inc.	69,605
2,000	NGK Spark Plug Co., Ltd.	20,689
13,000	Nippon Oil Corp.	92,281
6,000	Obayashi Corp.	36,995
700	Promise Co., Ltd.	47,862
50,000	Resona Holdings, Inc. *	100,275
3,000	Sankyo Co., Ltd.	63,243
6,000	Sekisui House, Ltd.	64,083
6,000	Shizuoka Bank, Ltd.	60,613
6,000	Sumitomo Electric Industries, Ltd.	63,859
3,000	Toppan Printing Co., Ltd.	32,853
12,000	Toray Industries, Inc.	53,841
2,000	Tostem Inax Holding Corp.	36,715
2,700	Toyota Industries Corp.	76,060
43	UFJ Holdings, Inc.	226,221
		2,400,353

	Netherlands - 4.5%
13,214	Aegon NV	178,334
500	DSM NV	35,230
5,344	Koninklijke Ahold NV *	44,756
5,335	Koninklijke KPN NV	47,723
810	Koninklijke Numico NV *	33,141
6,500	Koninklijke Philips Electronics NV	179,070
2,194	VNU NV	63,998
		582,252

	New Zealand - 0.1%
11,850	Carter Holt Harvey, Ltd.	16,627

	Norway - 1.0%
900	Norsk Hydro ASA *	74,270
1,400	Norske Skogindustrier ASA	27,943
2,900	Storebrand ASA	26,310
		128,523

	Portugal - 0.0%
1,360	Modelo Continente, SGPS, SA *	2,768

	Singapore - 0.6%
5,000	DBS Group Holdings, Ltd.	45,133
548	Haw Par Corp., Ltd.	1,743

See notes to schedules of  portfolio investments.

Shares		Value
		$
4,000	Singapore Airlines, Ltd.	28,836
		75,712

	Spain - 5.4%
2,000	Acerinox SA	32,800
1,400	Banco de Sabadell SA	35,029
15,355	Banco Santander Central Hispano SA	186,924
7,700	Endesa SA	173,196
7,352	Iberia Lineas Aereas de Espana SA	24,591
9,766	Repsol YPF SA	258,536
		711,076

	Sweden - 3.1%
12,100	Nordea AB	122,345
2,800	Skandinaviska Enskilda Banken AB	53,059
600	Svenska Cellulosa AB, Class B	22,612
16,800	TeliaSonera AB	99,782
2,400	Volvo AB, Class B	106,061
		403,859

	Switzerland - 5.7%
400	Baloise Holding, Ltd.	19,224
4,600	Compagnie Financiere Richemont AG	144,375
2,371	Credit Suisse Group	101,765
60	Givaudan SA	38,516
2,514	Holcim Ltd.	154,551
200	SIG Holding AG	42,795
200	Swatch Group AG	27,482
160	Swiss Life Holding *	24,045
506	Swiss Reinsurance Co. *	36,224
1,200	Syngenta AG	125,276
200	Zurich Financial Services AG	35,089
		749,342

	United Kingdom - 21.9%
12,298	Aggregate Industries PLC	31,889
6,300	Amvescap PLC	39,725
3,000	Associated British Foods PLC	42,679
3,200	Associated British Ports Holdings PLC	29,050
24,717	Aviva PLC	296,529
10,241	BAA PLC	112,897
30,600	BAE Systems PLC	150,023
10,000	British Airways PLC *	49,877
5,269	British Land Co. PLC	80,035
25,666	Cable & Wireless PLC	62,674
44,200	Corus Group PLC *	45,094
13,000	Friends Provident PLC	43,534
3,909	George Wimpey PLC	32,495
2,800	Hammerson PLC	43,986
7,300	Hanson PLC	69,028
16,241	Hilton Group PLC	92,359
2,292	Imperial Tobacco Group PLC	60,147
6,507	InterContinental Hotels Group PLC	75,913
14,763	International Power PLC *	49,996
17,253	J Sainsbury PLC	94,283
2,000	Liberty International PLC	36,407
5,144	Mitchells & Butlers PLC	33,480
77,250	O2 PLC *	174,042

See notes to schedules of  portfolio investments.

Shares		Value
		$
8,000	Pearson PLC	97,487
6,000	Peninsular & Oriental Steam Navigation Co.	32,817
16,688	Rolls-Royce PLC	76,929
834,400	Rolls-Royce PLC, Class B *	1,576
14,300	Royal & Sun Alliance Insurance Group PLC	21,208
2,000	Schroders PLC	26,715
12,461	Scottish Power PLC	96,288
4,000	Shire Pharmaceuticals Group PLC	45,683
4,100	Slough Estates PLC	37,762
6,229	Taylor Woodrow PLC	36,011
2,910	Trinity Mirror PLC	38,540
200,000	Vodafone Group PLC	530,890
2,000	Whitbread PLC	35,197
10,715	William Morrison Supermarkets PLC	39,678
		2,862,923
	Total Common Stocks	12,852,497

	TOTAL — (Cost $8,752,408) — 98.4%	$12,852,497

Percentages indicated are based on net assets of $13,057,926.

See notes to schedules of  portfolio investments.

AmSouth Large Cap Fund

Portfolio of Investments

March 31, 2005 (Unaudited)

Shares		Value
		$
	COMMON STOCKS - 99.0%
4,000	Abbott Laboratories	186,480
2,200	AFLAC, Inc.	81,972
1,000	Allergan, Inc.	69,470
1,500	American Express Co.	77,055
1,500	American International Group, Inc.	83,115
3,000	Amgen, Inc. *	174,630
1,200	Apollo Group, Inc., Class A *	88,872
11,000	Applied Materials, Inc. *	178,750
5,000	Automatic Data Processing, Inc.	224,750
1,300	Avery Dennison Corp.	80,509
2,300	Bed Bath & Beyond, Inc. *	84,042
2,500	Boeing Co.	146,150
2,000	Cardinal Health, Inc.	111,600
1,600	Cintas Corp.	66,096
8,000	Cisco Systems, Inc. *	143,120
1,500	Citigroup, Inc.	67,410
700	Clorox Co.	44,093
3,500	Coca-Cola Co.	145,845
3,500	Dell, Inc. *	134,470
4,500	Dollar General Corp.	98,595
2,500	Dover Corp.	94,475
1,800	eBay, Inc. *	67,068
1,600	Electronic Arts, Inc. *	82,848
2,100	Eli Lilly & Co.	109,410
11,000	EMC Corp. *	135,520
4,000	Gap, Inc.	87,360
2,200	Genentech, Inc. *	124,542
1,000	General Dynamics Corp.	107,050
7,000	General Electric Co.	252,420
2,400	Gillette Co.	121,152
1,200	Harley-Davidson, Inc.	69,312
10,000	Hewlett-Packard Co.	219,400
5,000	Home Depot, Inc.	191,200
1,000	Honeywell International, Inc.	37,210
3,300	IBM Corp.	301,554
1,000	Illinois Tool Works, Inc.	89,530
6,000	Intel Corp.	139,380
3,400	Johnson & Johnson	228,344
3,600	Linear Technology Corp.	137,916
1,500	Lowe’s Cos., Inc.	85,635
4,000	McDonald’s Corp.	124,560
800	McGraw Hill Cos., Inc.	69,800
3,500	MedImmune, Inc. *	83,335
4,500	Medtronic, Inc.	229,275
4,500	Merck & Co., Inc.	145,665
8,000	Microsoft Corp.	193,360
3,000	Motorola, Inc.	44,910
5,500	Network Appliance, Inc. *	152,130
4,500	Nokia Corp. - ADR	69,435
12,000	Oracle Corp. *	149,760
3,500	Paychex, Inc.	114,870
3,000	PepsiCo, Inc.	159,090
6,500	Pfizer, Inc.	170,755
1,500	Procter & Gamble Co.	79,500
2,100	QUALCOMM, Inc.	76,965
6,500	Schering-Plough Corp.	117,975
2,300	Staples, Inc.	72,289

See notes to schedules of portfolio investments.

Shares		Value
		$
1,700	Starbucks Corp. *	87,822
1,600	Stryker Corp.	71,376
4,000	Sun Microsystems, Inc. *	16,160
4,800	Sungard Data Systems, Inc. *	165,600
5,000	SYSCO Corp.	179,000
2,700	Teva Pharmaceutical Industries, Ltd. – ADR	83,700
7,000	TJX Cos., Inc.	172,410
1,000	United Technologies Corp.	101,660
1,600	UnitedHealth Group, Inc.	152,608
3,200	Wal-Mart Stores, Inc.	160,352
3,500	Walgreen Co.	155,470
5,000	Walt Disney Co.	143,650
4,500	Wyeth	189,810
2,600	Xilinx, Inc.	75,998
	Total Common Stocks	8,777,640

	INVESTMENT COMPANIES - 1.0%
111	AIM Liquid Assets Money Market Fund	111
85,731	AIM Prime Money Market Fund	85,731
	Total Investment Companies	85,842

	TOTAL (Cost $8,756,818) – 100.0%	$8,863,482

Percentages indicated are based on net assets of $8,861,284.

See notes to schedules of portfolio investments.

AmSouth Mid Cap Fund

Schedule of Portfolio Investments –

March 31, 2005 (Unaudited)

Shares		Value

	Common Stocks - 99.3%
4,900	3Com Corp. *	$17,444
500	A.G. Edwards, Inc.	22,400
900	Abercrombie & Fitch Co., Class A	51,516
1,233	Activision, Inc. *	18,253
500	Acxiom Corp.	10,465
600	Adesa, Inc.	14,016
500	ADTRAN, Inc.	8,820
500	Advance Auto Parts, Inc. *	25,225
200	Advent Software, Inc. *	3,636
300	Aeropostale, Inc. *	9,825
600	AGCO Corp. *	10,950
500	AGL Resources, Inc.	17,465
400	Airgas, Inc.	9,556
500	Airtran Holdings, Inc. *	4,525
200	Alaska Air Group, Inc. *	5,888
300	Albemarle Corp.	10,908
300	Alexander & Baldwin, Inc.	12,360
500	Alliance Data Systems Corp. *	20,200
700	Alliant Energy Corp.	18,746
300	Alliant Techsystems, Inc. *	21,435
700	Allmerica Financial Corp. *	25,165
500	AMB Property Corp.	18,900
800	American Eagle Outfitters, Inc.	23,640
400	American Greetings Corp., Class A	10,192
300	AmeriCredit Corp. *	7,032
200	AmerUs Group Co.	9,450
400	Ametek, Inc.	16,100
1,000	Amphenol Corp., Class A	37,040
1,000	AnnTaylor Stores Corp. *	25,590
300	Apria Healthcare Group, Inc. *	9,630
600	Aqua America, Inc.	14,610
1,500	Aquila, Inc. *	5,745
1,400	Arrow Electronics, Inc. *	35,490
325	Ascential Software Corp. *	6,022
350	Associated Banc-Corp.	10,931
5,800	Atmel Corp. *	17,110
1,500	Avnet, Inc. *	27,630
600	Avocent Corp. *	15,396
100	Bandag, Inc.	4,698
700	Bank of Hawaii Corp.	31,682
100	Banta Corp.	4,280
900	Barnes & Noble, Inc. *	31,041
1,000	Barr Laboratories, Inc. *	48,830
400	Beckman Coulter, Inc.	26,580
400	BJ’s Wholesale Club, Inc. *	12,424
200	Black Hills Corp.	6,614
300	Blyth, Inc.	9,552
200	Bob Evans Farms, Inc.	4,690
1,000	Borders Group, Inc.	26,620
500	Boyd Gaming Corp.	26,075
400	Brink’s Co.	13,840
1,000	Brinker International, Inc. *	36,220
300	C.H. Robinson Worldwide, Inc.	15,459
800	Cabot Corp.	26,744

See notes to schedules of portfolio investments.

Shares		Value

100	Cabot Microelectronics Corp. *	3,138
1,700	Cadence Design System, Inc. *	25,415
2,000	Caesars Entertainment, Inc. *	39,580
400	Callaway Golf Co.	5,120
400	Career Education Corp. *	13,704
400	Carlisle Cos., Inc.	27,908
100	CarMax, Inc. *	3,150
300	Catalina Marketing Corp.	7,770
300	CBRL Group, Inc.	12,390
300	CDW Corp.	17,004
1,900	Ceridian Corp. *	32,395
400	Certegy, Inc.	13,848
400	Charles River Laboratories International, Inc. *	18,816
100	CheckFree Corp. *	4,076
500	Chico’s FAS, Inc. *	14,130
600	ChoicePoint, Inc. *	24,066
450	Church & Dwight Co., Inc.	15,962
1,400	Cincinnati Bell, Inc. *	5,950
500	City National Corp.	34,910
1,300	Claire’s Stores, Inc.	29,952
700	CNF, Inc.	32,753
900	Cognizant Technology Solutions Corp., Class A *	41,580
100	Colonial BancGroup, Inc.	2,052
500	Commerce Bancorp, Inc.	16,235
300	CommScope, Inc. *	4,488
900	Community Health Systems, Inc. *	31,419
300	Constellation Brands, Inc., Class A *	15,861
600	Cooper Cameron Corp. *	34,326
500	Copart, Inc. *	11,780
800	Covance, Inc. *	38,088
900	Coventry Health Care, Inc. *	61,326
300	Crane Co.	8,637
600	Credence Systems Corp. *	4,746
500	Cree, Inc. *	10,875
700	Crompton Corp.	10,220
300	CSG Systems International, Inc. *	4,887
600	Cullen/Frost Bankers, Inc.	27,090
900	Cypress Semiconductor Corp. *	11,340
300	Cytec Industries, Inc.	16,275
700	Cytyc Corp. *	16,107
2,466	D. R. Horton, Inc.	72,106
1,500	Dean Foods Co. *	51,450
300	Deluxe Corp.	11,958
200	DENTSPLY International, Inc.	10,882
700	Developers Diversified Realty Corp.	27,825
500	DeVry, Inc. *	9,460
200	Diebold, Inc.	10,970
100	Dollar Tree Stores, Inc. *	2,873
800	DPL, Inc.	20,000
200	DST Systems, Inc. *	9,236
700	Dun & Bradstreet Corp. *	43,015
500	Duquesne Light Holdings, Inc.	8,960
300	Dycom Industries, Inc. *	6,897
200	Eaton Vance Corp.	4,688
900	Education Management Corp. *	25,155
100	Edwards Lifesciences Corp. *	4,322

See notes to schedules of portfolio investments.

Shares		Value

300	Emmis Communications Corp., Class A *	5,766
200	Energizer Holdings, Inc. *	11,960
900	Energy East Corp.	23,598
1,400	ENSCO International, Inc.	52,724
600	Entercom Communications Corp. *	21,312
400	Equitable Resources, Inc.	22,976
600	Everest Re Group, Ltd.	51,066
500	Expeditors International of Washington, Inc.	26,775
200	F5 Networks, Inc. *	10,098
850	Fair Isaac Corp.	29,274
1,600	Fairchild Semiconductor Corp., Class A *	24,528
200	Fastenal Co.	11,062
300	Federal Signal Corp.	4,551
300	Ferro Corp.	5,646
1,565	Fidelity National Financial, Inc.	51,550
600	First American Corp.	19,764
300	Flowserve Corp. *	7,761
200	FMC Corp. *	10,690
400	FMC Technologies, Inc. *	13,272
1,600	Foot Locker, Inc.	46,880
300	Forest Oil Corp. *	12,150
600	Gartner, Inc., Class A *	5,742
300	GATX Corp.	9,957
300	Gen-Probe, Inc. *	13,368
200	Glatfelter	2,950
850	Graco, Inc.	34,306
200	Granite Construction, Inc.	5,254
800	Grant Prideco, Inc. *	19,328
500	Great Plains Energy, Inc.	15,290
300	Greater Bay Bancorp	7,323
1,500	GTECH Holdings Corp.	35,295
500	Hanover Compressor Co. *	6,035
600	Harman International Industries, Inc.	53,076
1,400	Harris Corp.	45,710
500	Harsco Corp.	29,805
500	Harte-Hanks, Inc.	13,780
500	Hawaiian Electric Industries, Inc.	12,760
400	HCC Insurance Holdings, Inc.	14,464
300	Health Net, Inc. *	9,813
300	Helmerich & Payne, Inc.	11,907
200	Henry Schein, Inc. *	7,168
1,000	Hibernia Corp., Class A	32,010
300	Highwoods Properties, Inc.	8,046
700	Hillenbrand Industries, Inc.	38,829
700	HNI Corp.	31,465
300	Horace Mann Educators Corp.	5,322
700	Hormel Foods Corp.	21,777
400	Hospitality Properties Trust	16,152
100	Hubbell, Inc., Class B	5,110
300	IDACORP, Inc.	8,511
200	Imation Corp.	6,950
200	Independence Community Bank Corp.	7,800
400	IndyMac Bancorp, Inc.	13,600
500	Integrated Circuit Systems, Inc. *	9,560
1,400	Integrated Device Technology, Inc. *	16,842
800	International Rectifier Corp. *	36,400

See notes to schedules of portfolio investments.

Shares		Value

2,000	Intersil Corp., Class A	34,640
200	Investors Financial Services Corp.	9,782
200	Invitrogen Corp. *	13,840
600	ITT Educational Services, Inc. *	29,100
900	IVAX Corp. *	17,793
100	J.B. Hunt Transport Services, Inc.	4,377
700	Jacobs Engineering Group, Inc. *	36,344
600	JetBlue Airways Corp. *	11,424
400	Keane, Inc. *	5,212
200	Kelly Services, Inc., Class A	5,758
500	KEMET Corp. *	3,875
200	Kennametal, Inc.	9,498
200	Korn/Ferry International *	3,806
300	LaBranche & Co., Inc. *	2,790
300	Lam Research Corp. *	8,658
200	Lancaster Colony Corp.	8,510
600	Lattice Semiconductor Corp. *	3,222
300	Laureate Education, Inc. *	12,837
800	Lear Corp.	35,488
300	Lee Enterprises, Inc.	13,020
500	Legg Mason, Inc.	39,070
600	Lennar Corp.	34,008
200	Leucadia National Corp.	6,870
500	Liberty Property Trust	19,525
200	LifePoint Hospitals, Inc. *	8,768
400	Lincare Holdings, Inc. *	17,692
300	Longview Fibre Co.	5,628
300	LTX Corp. *	1,332
800	Lubrizol Corp.	32,512
1,900	Lyondell Chemical Co.	53,048
400	Mack-Cali Realty Corp.	16,940
500	Macromedia, Inc. *	16,750
300	Macrovision Corp. *	6,837
400	Mandalay Resort Group	28,196
1,000	Manpower, Inc.	43,520
300	Martin Marietta Materials, Inc.	16,776
1,700	McAfee, Inc. *	38,352
600	McDATA Corp., Class A *	2,262
700	MDU Resources Group, Inc.	19,334
200	Media General, Inc., Class A	12,370
500	Mentor Graphics Corp. *	6,850
200	Mercantile Bankshares Corp.	10,172
1,400	Michaels Stores, Inc.	50,820
500	Micrel, Inc. *	4,610
700	Microchip Technology, Inc.	18,207
100	Minerals Technologies, Inc.	6,578
200	Modine Manufacturing Co.	5,866
200	Mohawk Industries, Inc. *	16,860
600	MoneyGram International, Inc.	11,334
600	MPS Group, Inc. *	6,306
700	Murphy Oil Corp.	69,111
500	National Fuel Gas Co.	14,295
200	Neiman Marcus Group, Inc.	18,302
600	New Plan Excel Realty Trust	15,066
866	New York Community Bancorp, Inc.	15,727
600	Newfield Exploration Co. *	44,556

See notes to schedules of portfolio investments.

Shares		Value

300	Newport Corp. *	4,347
400	Noble Energy, Inc.	27,208
200	Nordson Corp.	7,364
800	Northeast Utilities	15,416
300	NSTAR	16,290
600	OGE Energy Corp.	16,170
400	Ohio Casualty Corp. *	9,192
1,900	Old Republic International Corp.	44,251
400	Olin Corp.	8,920
700	Omnicare, Inc.	24,815
700	ONEOK, Inc.	21,574
100	Outback Steakhouse, Inc.	4,579
200	Overseas Shipholding Group, Inc.	12,582
900	Pacific Sunwear of California, Inc. *	25,182
600	PacifiCare Health Systems, Inc. *	34,152
300	Par Pharmaceutical Cos., Inc. *	10,032
600	Patterson Cos., Inc. *	29,970
1,700	Patterson-UTI Energy, Inc.	42,534
400	Payless ShoeSource, Inc. *	6,316
800	Peabody Energy Corp.	37,088
1,100	Pentair, Inc.	42,900
1,200	Pepco Holdings, Inc.	25,188
700	PepsiAmericas, Inc.	15,862
600	Perrigo Co.	11,490
400	PETsMART, Inc.	11,500
900	Pioneer Natural Resources Co.	38,448
500	Plains Exploration & Production Co. *	17,450
600	Plantronics, Inc.	22,848
200	Plexus Corp. *	2,302
700	PMI Group, Inc.	26,607
400	PNM Resources, Inc.	10,672
700	Pogo Producing Co.	34,468
1,300	Polycom, Inc. *	22,035
200	Potlatch Corp.	9,414
600	Powerwave Technologies, Inc. *	4,644
600	Precision Castparts Corp.	46,206
900	Pride International, Inc. *	22,356
900	Protective Life Corp.	35,370
600	Puget Energy, Inc.	13,224
700	Quanta Services, Inc. *	5,341
500	Questar Corp.	29,625
900	Radian Group, Inc.	42,966
500	Raymond James Financial, Inc.	15,150
279	Rayonier, Inc.	13,819
600	Reader’s Digest Assoc., Class A	10,386
600	Regis Corp.	24,558
900	Rent-A-Center, Inc. *	24,579
1,400	Republic Services, Inc.	46,872
300	Retek, Inc. *	3,366
700	Reynolds & Reynolds Co., Class A	18,942
2,400	RF Micro Devices, Inc. *	12,528
350	Rollins, Inc.	6,510
500	Ross Stores, Inc.	14,570
1,500	RPM International, Inc.	27,420
400	RSA Security, Inc. *	6,340
300	Ruddick Corp.	6,945

See notes to schedules of portfolio investments.

Shares		Value

600	Ryland Group, Inc.	37,212
1,800	Saks, Inc.	32,490
1,700	SanDisk Corp. *	47,260
700	SCANA Corp.	26,754
200	Scholastic Corp. *	7,378
400	Scotts Miracle - Gro Co., Class A *	28,092
1,000	SEI Investments Co.	36,160
300	Sensient Technologies Corp.	6,468
500	Sepracor, Inc. *	28,705
100	Sequa Corp., Class A *	5,185
700	Sierra Pacific Resources *	7,525
200	Silicon Valley Bancshares *	8,812
900	Smith International, Inc.	56,457
700	Smithfield Foods, Inc. *	22,085
100	Sonoco Products Co.	2,885
400	Sotheby’s Holdings, Inc., Class A *	6,784
100	SPX Corp.	4,328
400	StanCorp Financial Group, Inc.	33,912
300	Steel Dynamics, Inc.	10,335
400	Steris Corp. *	10,100
1,200	Storage Technology Corp. *	36,960
1,200	Sybase, Inc. *	22,152
1,900	Synopsys, Inc. *	34,390
1,400	TCF Financial Corp.	38,010
400	Tech Data Corp. *	14,824
300	Techne Corp. *	12,054
100	Tecumseh Products Co., Class A	3,961
200	Telephone and Data Systems, Inc.	16,320
400	Thomas & Betts Corp. *	12,920
300	Thor Industries, Inc.	8,973
800	Tidewater, Inc.	31,088
600	Titan Corp. *	10,896
200	Toll Brothers, Inc. *	15,770
200	Transaction Systems Architects, Inc., Class A *	4,630
100	Triad Hospitals, Inc. *	5,010
300	Trinity Industries, Inc.	8,451
800	TriQuint Semiconductor, Inc. *	2,704
300	Tupperware Corp.	6,108
1,200	Tyson Foods, Inc., Class A	20,016
900	United Dominion Realty Trust, Inc.	18,783
500	United Rentals, Inc. *	10,105
200	Universal Corp.	9,154
400	Universal Health Services, Inc.	20,960
500	Urban Outfitters, Inc. *	23,985
300	Valassis Communications, Inc. *	10,488
700	Valspar Corp.	32,578
900	Varian Medical Systems, Inc. *	30,852
200	Varian, Inc. *	7,578
500	VCA Antech, Inc. *	10,115
500	Vectren Corp.	13,320
500	Vertex Pharmaceuticals, Inc. *	4,680
2,200	Vishay Intertechnology, Inc. *	27,346
300	VISX, Inc. *	7,032
900	W.R. Berkley Corp.	44,640
600	Waddell & Reed Financial, Inc., Class A	11,844
25	Washington Post Co., Class B	22,350

See notes to schedules of portfolio investments.

Shares		Value

900	Weatherford International, Ltd. *	52,146
700	Webster Financial Corp.	31,787
600	Weingarten Realty Investors	20,706
475	Werner Enterprises, Inc.	9,229
200	Westamerica Bancorporation	10,354
500	Westar Energy, Inc.	10,820
400	Western Gas Resources, Inc.	13,780
1,200	Westwood One, Inc. *	24,420
300	WGL Holdings, Inc.	9,288
300	Whole Foods Market, Inc.	30,639
700	Williams-Sonoma, Inc. *	25,725
500	Wind River Systems, Inc. *	7,540
700	Wisconsin Energy Corp.	24,850
500	Worthington Industries, Inc.	9,640
200	WPS Resources Corp.	10,584
400	Yellow Roadway Corp. *	23,416
300	York International Corp.	11,754
150	Zebra Technologies Corp., Class A *	7,124
	Total Common Stocks	6,588,012

	Investment Companies - 0.8%
51,342	BNY Hamilton Money Fund	51,342
	Total Investment Companies	51,342
	TOTAL -(Cost $5,679,673) - 100.1%	6,639,354

Percentages indicated are based on net assets of $6,635,781.

See notes to schedules of portfolio investments.

AmSouth Variable Insurance Funds

Notes to Schedule of Portfolio Investments

March 31, 2005 (Unaudited)

The following are used in these Schedules of Portfolio Investments:

*                 Represents non-income producing security.

ADR – American Depositary Receipt

BNY – Bank of New York

PLC – Public Limited Company

	Cost of			Net
	Investments for	Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
	Purposes	Appreciation	Depreciation	Depreciation
Enhanced Market Fund	$7,486,606	$413,120	$(263,564)	$149,556
International Equity Fund	8,775,642	4,312,114	(235,259)	4,076,855
Large Cap Fund	8,788,743	1,176,217	(1,101,478)	74,739
Mid Cap Fund	5,741,698	1,079,521	(181,865)	897,656

The investment concentrations for the following funds as a percentage of net assets, by industry, as of March 31, 2005, were as follows:

	Enhanced	International
	Market	Equity	Large Cap	Mid Cap
	Fund	Fund	Fund	Fund

Consumer Discretionary	8.2%	19.6%	15.3%	19.0%
Consumer Staples	9.4%	3.5%	11.8%	3.3%
Energy	11.2%	4.2%	—	9.4%
Financials	16.8%	32.6%	3.5%	15.5%
Health Care	13.0%	0.8%	25.4%	9.5%
Industrials	14.4%	10.3%	12.0%	15.4%
Information Technology	15.9%	2.3%	31.0%	14.5%
Investment Companies	0.8%	—	1.0%	0.8%
Materials	3.8%	10.7%	—	5.8%
Telecommunicaion Services	3.1%	9.6%	—	0.3%
Utilities	3.4%	4.8%	—	6.6%

Securities Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s”), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price (“NOCP”), if applicable.  Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the Board of Trustees.

Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days of less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees.  Portfolio securities with a remaining maturity of 60 days or less are valued at either amortized cost or original cost plus accrued interest, which approximates current value.  Investments in investment companies are valued at their net asset values as reported by such companies.

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”).  If the International Equity Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Pricing Committee established by the Fund’s Trustees.  A Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open.  In deciding whether to make fair value adjustments, the Fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities.  The Fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices.

Foreign Currency Translation

The market value of investment securities, other assets and liabilities of the International Fund denominated in foreign currency are translated into U.S dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S dollars at the exchange rate on the dates of the transactions.  The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S dollar equivalent of amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

Risk Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to the relevant nation’s interests.  These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Forward Currency Contracts

The International Fund may enter into a forward currency contract (“forward”) which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates.  The forward is marked- to- market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation.  When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.  The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forwards may involve market or credit risk in excess of the amounts reflected on the Fund’s statement of assets and liabilities.  The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in the net realized gains/losses from investment and foreign currency transactions.  Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund.  There were no forwards open at September 30, 2004.

Securities Transactions and Related Income

Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date.  However, for financial reporting purposes, portfolio security transactions are reported on trade date.  Net realized gains or losses from sales of securities are determined on the specific identification cost method.  Interest income and expenses are recognized on the accrual basis.  Dividends are recorded on the ex-dividend date.  Interest income includes premium amortization and discount accretion for financial reporting.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)*	/s/ Steven D. Pierce	Steven D. Pierce, Treasurer

Date	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Walter B. Grimm	Walter B. Grimm, President

Date	May 31, 2005

By (Signature and Title)*	/s/ Steven D. Pierce	Steven D. Pierce, Treasurer

Date	May 31, 2005

* Print the name and title of each signing officer under his or her signature.